Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Disclosure [Line Items]
Valuation allowance	$ 355,000	$ 1,325,000
Research and development tax credit carryforward expiration year	Dec. 31, 2033
Alternative minimum tax credit carryforward	791,000
Accrued interest and penalties	125,000	2,000
Unrecognized tax benefits	278,000
Decrease in unrecognized tax benefits	1,700,000
Earliest Tax Year [Member]
Income Taxes Disclosure [Line Items]
Loss carryforwards will expire in years	Dec. 31, 2015
Latest Tax Year [Member]
Income Taxes Disclosure [Line Items]
Loss carryforwards will expire in years	Dec. 31, 2024
Federal [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	7,800,000
Federal [Member] | Latest Tax Year [Member]
Income Taxes Disclosure [Line Items]
U.S. federal tax examinations for tax years	2014
Federal [Member] | Tax Year 2010 [Member]
Income Taxes Disclosure [Line Items]
U.S. federal tax examinations for tax years	2011
State [Member]
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards	11,200,000
Research and Development [Member]
Income Taxes Disclosure [Line Items]
Research and development tax credit carryforward	$ 2,000,000